Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
EQUITY AWARD TIMING POLICIES AND PRACTICES
The Human Resources Committee does not take material nonpublic information into account when determining the timing and terms of equity awards, and the Company has not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. Although we do not have a formal policy on the timing of equity award grants, the Human Resources Committee has historically granted such awards on a predetermined annual schedule. We do not grant stock options, stock appreciation rights or similar instruments.

Award Timing Predetermined	true
MNPI Disclosure Timed for Compensation Value	false